Inventories - Additional Information (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Addition for the year	€ 162,821	€ 164,852	€ 130,911
Cost of Sales [Member]
Inventory [Line Items]
Addition for the year	146,300	155,400	125,200
Research and Development Costs [Member]
Inventory [Line Items]
Addition for the year	€ 16,500	€ 9,500	€ 5,700